Shareholder Report, Line Graph (Details) - USD ($)	May 21, 2021	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
C000232090
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 9,755	$ 9,019	$ 8,863	$ 8,845	$ 8,949	$ 8,641	$ 8,425	$ 8,796	$ 9,903	$ 9,829
C000232088
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,000	8,961	8,839	8,853	8,991	8,715	8,608	9,009	10,092	10,073
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000	9,776	9,398	9,216	9,282	8,980	8,796	9,065	10,112	10,105
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,000	$ 9,776	$ 9,398	$ 9,216	$ 9,282	$ 8,980	$ 8,796	$ 9,065	$ 10,112	$ 10,105